Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Stock split											9,205,128-for-1
Net income (loss) attributable to Hilton stockholders	$ 26	$ 200	$ 155	$ 34	$ 61	$ 177	$ 66	$ 48	$ 515	$ 389	$ 415		$ 352		$ 253
Basic EPS:
Weighted average shares outstanding									985,000,000	921,000,000	923,000,000		921,000,000		921,000,000
Basic EPS									$ 0.52	$ 0.42	$ 0.45		$ 0.38		$ 0.27
Diluted EPS:
Weighted average shares outstanding									986,000,000	921,000,000	923,000,000	[1]	921,000,000	[1]	921,000,000	[1]
Diluted EPS									$ 0.52	$ 0.42	$ 0.45		$ 0.38		$ 0.27
Shares granted during the period											19,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1,000,000

[1]	Includes the 19,500 RSUs granted on December 11, 2013 under the 2013 Director Grant.